IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS	12 Months Ended
Dec. 31, 2016
IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS

15. IMPAIRMENT ON PREPAYMENT FOR EQUIPMENT AND OTHER ASSETS

	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	RMB	US$
				(Note 3)
Impairment on prepayment for equipment and other assets	3,555,845	—	—	—

Total	3,555,845	—	—	—

The Group prepaid RMB 3.6 million to a supplier for game development in 2013. Due to additional advance required from supplier to fund costs on game development and its probability for commercial launch is unlikely which the Group terminated the transaction and wrote off the advance considering its low collectability in 2014.